Document and Entity Information	Dec. 14, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	MOODYS CORP /DE/
Amendment Flag	false
Entity Central Index Key	0001059556
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 14, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-14037
Entity Tax Identification Number	13-3998945
Entity Address, Address Line One	7 World Trade Center at 250 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	553-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MCO
Security Exchange Name	NYSE
Two Thousand And Fifteen Senior Notes Due Two Thousand And Twenty Seven [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.75% Senior Notes Due 2027
Trading Symbol	MCO 27
Security Exchange Name	NYSE
A 950 Senior Notes Due Two Thousand And Thirty [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.950% Senior Notes Due 2030
Trading Symbol	MCO 30
Security Exchange Name	NYSE